Segmented Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
General
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its CEO in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2021 or 2020.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $38 million in 2021 (2020 - $25 million) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.

As at December 31, 2021, accounts receivable included $22 million due from Belize Electricity (2020 - $28 million).

Fortis periodically provides short-term financing, the impacts of which are eliminated on consolidation, to subsidiaries to support capital expenditures, acquisitions and seasonal working capital requirements. In October 2021, Fortis entered into a non-revolving term credit facility with UNS Energy to lend a maximum of US$175 million, maturing December 2022. As at December 31, 2021, inter-segment loans of $126 million were outstanding related to this agreement. Interest charged on inter-segment loans was not material in 2021 and 2020 .

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total

Year ended December 31, 2021
Revenue	1,691	2,334	1,000	1,715	644	468	1,498	9,350	98	—	—	9,448
Energy supply costs	—	919	285	713	—	136	895	2,948	3	—	—	2,951
Operating expenses	466	648	498	355	157	128	201	2,453	33	37	—	2,523
Depreciation and amortization	291	345	91	281	231	65	181	1,485	17	3	—	1,505
Operating income	934	422	126	366	256	139	221	2,464	45	(40)	—	2,469
Other income, net	42	41	34	12	2	5	5	141	1	31	—	173
Finance charges	300	120	46	144	106	73	71	860	—	143	—	1,003
Income tax expense	156	51	21	48	11	12	21	320	8	(94)	—	234
Net earnings	520	292	93	186	141	59	134	1,425	38	(58)	—	1,405
Non-controlling interests	94	—	—	1	—	—	16	111	—	—	—	111
Preference share dividends	—	—	—	—	—	—	—	—	—	63	—	63
Net earnings attributable to common equity shareholders	426	292	93	185	141	59	118	1,314	38	(121)	—	1,231

Additions to property, plant and equipment and intangible assets	1,046	710	291	475	389	134	321	3,366	20	—	—	3,386

As at December 31, 2021
Goodwill	7,755	1,746	570	913	228	235	246	11,693	27	—	—	11,720
Total assets	21,020	11,126	4,356	8,135	5,201	2,540	4,357	56,735	777	295	(148)	57,659

Year ended December 31, 2020
Revenue	1,744	2,260	953	1,385	596	424	1,485	8,847	88	—	—	8,935
Energy supply costs	—	847	232	468	—	119	893	2,559	3	—	—	2,562
Operating expenses	438	627	503	341	148	117	194	2,368	30	39	—	2,437
Depreciation and amortization	295	330	90	237	212	61	183	1,408	16	4	—	1,428
Operating income	1,011	456	128	339	236	127	215	2,512	39	(43)	—	2,508
Other income, net	40	40	31	8	2	5	10	136	5	13	—	154
Finance charges	324	125	48	142	104	72	77	892	—	150	—	1,042
Income tax expense	179	69	20	29	1	4	21	323	5	(97)	—	231
Net earnings	548	302	91	176	133	56	127	1,433	39	(83)	—	1,389
Non-controlling interests	99	—	—	1	—	—	15	115	—	—	—	115
Preference share dividends	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	449	302	91	175	133	56	112	1,318	39	(148)	—	1,209

Additions to property, plant and equipment and intangible assets	1,182	1,200	339	471	420	135	273	4,020	19	—	—	4,039

As at December 31, 2020
Goodwill	7,810	1,758	574	913	228	235	247	11,765	27	—	—	11,792
Total assets	20,358	10,802	3,939	7,695	5,084	2,441	4,261	54,580	745	209	(53)	55,481